Provisions for expected credit losses (Tables)	6 Months Ended
Mar. 31, 2023
Provisions for expected credit losses
Schedule of provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Provision for ECL on loans and credit commitments	4,912	4,625	4,675
Provision for ECL on debt securities at amortised cost[1]	6	6	4
Provision for ECL on debt securities at FVOCI[2]	5	4	3
Total provision for ECL	4,923	4,635	4,682

1.Provision for ECL on debt securities at amortised cost is presented as part of investment securities.

2.Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2023	2022	2022
Loans and credit commitments:
Business activity during the period	54	(136)	(94)
Net remeasurement of the provision for ECL	463	416	336
Impairment charges for debt securities at amortised cost	-	3	1
Impairment charges for debt securities at FVOCI	1	-	(2)
Recoveries	(128)	(87)	(102)
Impairment charges/(benefits)	390	196	139

Loans and credit commitments
Provisions for expected credit losses
Schedule of provision for ECL

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Performing - Stage 1	891	885	1,078	1	(17)
Performing - Stage 2	2,628	2,341	2,107	12	25
Non-performing - Stage 3	1,393	1,399	1,490	-	(7)
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675	6	5
Presented as:
Provision for ECL on loans (Note 8)	4,470	4,206	4,195	6	7
Provision for ECL on credit commitments (Note 13)	442	419	480	5	(8)
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675	6	5
Of which:
Individually assessed provisions	382	452	501	(15)	(24)
Collectively assessed provisions	4,530	4,173	4,174	9	9
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675	6	5
Gross loans and credit commitments	962,804	943,952	924,937	2	4
Coverage ratio on loans (%)	0.59%	0.57%	0.58%	2 bps	1 bps
Coverage ratio on loans and credit commitments (%)	0.51%	0.49%	0.51%	2 bps	-

Movement in provisions for ECL on loans and credit commitments

			Non-
Consolidated	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2021	936	2,091	1,972	4,999
Transfers to Stage 1	461	(398)	(63)	-
Transfers to Stage 2	(102)	509	(407)	-
Transfers to Stage 3	(8)	(198)	206	-
Business activity during the period	255	(149)	(200)	(94)
Net remeasurement of provision for ECL	(463)	264	535	336
Write-offs	-	-	(566)	(566)
Exchange rate and other adjustments	(1)	(12)	13	-
Balance as at 31 March 2022	1,078	2,107	1,490	4,675
Transfers to Stage 1	451	(394)	(57)	-
Transfers to Stage 2	(133)	493	(360)	-
Transfers to Stage 3	(6)	(185)	191	-
Business activity during the period	99	(95)	(140)	(136)
Net remeasurement of provision for ECL	(603)	425	594	416
Write-offs	-	-	(368)	(368)
Exchange rate and other adjustments	(1)	(10)	49	38
Balance as at 30 September 2022	885	2,341	1,399	4,625
Transfers to Stage 1	694	(619)	(75)	-
Transfers to Stage 2	(159)	408	(249)	-
Transfers to Stage 3	(4)	(247)	251	-
Business activity during the period	136	54	(136)	54
Net remeasurement of provision for ECL	(670)	677	456	463
Write-offs	-	-	(271)	(271)
Exchange rate and other adjustments	9	14	18	41
Balance as at 31 March 2023	891	2,628	1,393	4,912

Schedule of provision for ECL by class and stage

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	264	680	498	1,442
Personal	124	315	150	589
Business	690	1,112	842	2,644
Balance as at 31 March 2022	1,078	2,107	1,490	4,675
Housing	143	1,095	415	1,653
Personal	99	250	123	472
Business	643	996	861	2,500
Balance as at 30 September 2022	885	2,341	1,399	4,625
Housing	171	1,123	454	1,748
Personal	91	268	127	486
Business	629	1,237	812	2,678
Balance as at 31 March 2023	891	2,628	1,393	4,912

Schedule of impact of overlays on the provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Modelled provision for ECL on loans and credit commitments	4,192	3,925	3,539
Overlays	720	700	1,136
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675

Summary of key macroeconomic assumptions for base case scenario

Economic forecasts (from Westpac Economics) used for the different reporting periods are as follows:

Key economic assumptions for base case scenario	31 March 2023	30 September 2022	31 March 2022
Annual GDP	Forecast growth of 1.0% for calendar year 2023 and 1.5% for calendar year 2024	Forecast growth of 3.4% for calendar year 2022 and 1.0% for calendar year 2023	Forecast growth of 5.5% for calendar year 2022 and 2.7% for calendar year 2023
Commercial property index	Forecast price contraction of 9.4% for calendar year 2023 and forecast growth of 1.4% for calendar year 2024	Forecast price contraction of 4.7% for calendar year 2022 and 3.0% for calendar year 2023	Forecast price contraction of 3.1% for calendar year 2022 and growth of 2.1% for calendar year 2023
Residential property prices	Forecast price contraction of 7.8% for calendar year 2023 and forecast growth of 2.0% for calendar year 2024	Forecast price contraction of 6.5% for calendar year 2022 and 7.8% for calendar year 2023	Forecast price appreciation of 1.6% for calendar year 2022 and contraction of 7.0% for calendar 2023
Cash rate	Forecast cash rate of 3.85% at December 2023 and 2.85% at December 2024	Forecast cash rate of 3.35% at December 2022 and 3.6% at December 2023	Forecast to increase to 50 bps by December 2022 and then to 150bps by December 2023
Unemployment rate: Australia	Forecast rate of 4.7% at December 2023 and 5.1% at December 2024	Forecast rate of 3.1% at December 2022 and 4.4% at December 2023	Forecast rate of 3.8% at December 2022 and 3.9% at December 2023
New Zealand	Forecast rate of 4.0% at December 2023 and 5.1% at December 2024	Forecast rate of 3.4% at December 2022 and 3.8% at December 2023	Forecast rate of 3.0% at December 2022 and 3.3% at December 2023.

Summary of the the probability weighted scenarios

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Reported probability-weighted ECL	4,912	4,625	4,675
100% base case ECL	3,391	2,983	2,993
100% downside ECL	6,836	6,680	6,752

Summary of macroeconomic scenario weightings

The following table indicates the economic weights applied by the Group at 31 March 2023, 30 September 2022 and 31 March 2022:

	As at	As at	As at
	31 March	30 Sept	31 March
Scenario weightings (%)	2023	2022	2022
Upside	5	5	5
Base	50	50	50
Downside	45	45	45